Average Annual Total Returns (Vanguard Russell 3000 Index Fund ETF)	Vanguard Russell 3000 Index Fund Vanguard Russell 3000 Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Russell 3000 Index Fund Vanguard Russell 3000 Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Russell 3000 Index Fund Vanguard Russell 3000 Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Based on Market Value Vanguard Russell 3000 Index Fund Vanguard Russell 3000 Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Russell 3000 Index Vanguard Russell 3000 Index Fund Vanguard Russell 3000 Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.34%	32.79%	19.24%	33.32%	33.55%
Since Inception	18.55%	18.19%	14.74%	18.56%	18.72%